FIRST INVESTORS EQUITY FUNDS
40 Wall Street
New York, New York 10005
212-858-8000

February 4, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

Re:                      First Investors Equity Funds
    First Investors  Total Return  Fund, First Investors  Equity Income  Fund,
    First Investors Growth & Income Fund, First Investors Global Fund, First
    Investors  Select  Growth  Fund, First  Investors Opportunity Fund,  First
    Investors Special Situations Fund, and First Investors International Fund
                          File Nos. 033-46924 and 811-06618

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to First Investors Total Return Fund, First Investors Equity Income Fund, First Investors Growth & Income Fund, First Investors Global Fund, First Investors Select Growth Fund, First Investors Opportunity Fund, First Investors Special Situations Fund, and First Investors International Fund, each a series of First Investors Equity Funds, does not differ from that contained in Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on January 28, 2014.

If you have any questions or comments concerning the filing, please contact me at 212-858-8144.

Very truly yours,

/s/ Mary Carty
Mary Carty
Secretary of First Investors
Equity Funds